Shareholder Fees (Invesco Van Kampen Limited Duration Fund, Institutional Class)	12 Months Ended
May 02, 2011
Invesco Van Kampen Limited Duration Fund | Institutional Class
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none